Average Annual Total Returns - Federated Hermes Short-Intermediate Total Return Bond Fund	A 1 Year	A 5 Years	A 10 Years	A SinceInception	A Inception Date	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	SS 1 Year	SS 5 Years	SS 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	R6 SinceInception	R6 Inception Date	Bloomberg Barclays 1-5 Year U.S. Government/Credit Index(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays 1-5 Year U.S. Government/Credit Index(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays 1-5 Year U.S. Government/Credit Index(reflects no deduction for fees, expenses or taxes) 10 Years		Bloomberg Barclays 1-5 Year U.S. Government/Credit Index(reflects no deduction for fees, expenses or taxes) SinceInception		Morningstar Short-Term Bond Funds Average(reflects no deduction for fees, expenses or taxes) 1 Year		Morningstar Short-Term Bond Funds Average(reflects no deduction for fees, expenses or taxes) 5 Years		Morningstar Short-Term Bond Funds Average(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar Short-Term Bond Funds Average(reflects no deduction for fees, expenses or taxes) SinceInception
Total	3.63%	2.71%		2.17%	Jan. 31, 2014	4.89%	3.16%	2.75%	4.22%	2.27%	1.80%	2.89%	2.03%	1.70%	4.73%	2.91%	2.50%	4.90%	3.07%		2.29%	Jan. 31, 2014	4.71%	[1]	2.77%	[1]	2.19%	[1]	2.29%	[1]	3.81%	[2]	2.68%	[2]	2.11%	[2]	1.99%	[2]

[1]	The Bloomberg Barclays 1-5 Year U.S. Government/Credit Index measures the performance of U.S. dollar-denominatedU.S. Treasury bonds, government-related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment-grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated.